LONG-TERM LOANS (Narrative) (Details) (USD $)	12 Months Ended	1 Months Ended
	Dec. 31, 2009	May 31, 2010	Dec. 31, 2013	Dec. 31, 2012
Debt Instrument [Line Items]
Amount of debt extinguished	$ 675,000
Total debt, amount maturing in 5 years			1,000,000
Total debt, amount maturing in 10 years			600,000
Debt instrument, face amount				300,000
Banks [Member]
Debt Instrument [Line Items]
Amount of debt extinguished		2,400,000
Total debt, amount maturing in 5 years		1,000,000
Total debt, amount maturing in 10 years		600,000
Shareholders [Member]
Debt Instrument [Line Items]
Debt instrument, face amount		100,000
Debt instrument, number of installments		3
Mivtach [Member]
Debt Instrument [Line Items]
Debt instrument, face amount		$ 850,000
Debt instrument, number of installments		20